CONSOLIDATED STATEMENTS OF CASH FLOWS (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	(426,492)	(1,662,257)	(564,345)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share based compensation	9,401	33,225	40,187
Depreciation and amortization	595,792	657,082	484,784
Allowance for doubtful accounts	91,016	187,130	26,338
Inventory provision	119,936	171,165	386,623
Allowance for advance to third party suppliers	10,392	64,298	6,285
Amortization of deferred issuance cost and accretion of convertible notes	35,030	135,725	140,894
Change in fair value of derivatives	51,867	11,485	(63,147)
Gain on acquisition of a subsidiary			(187,387)
Loss for equity investment in a joint venture	2,108	43,501	1,800
Exchange (gain)/loss	(261)	13,004	(57,989)
Loss from disposal of fixed assets	(950)	1,878	3,334
Impairment on property, plant and equipment		397,789	303,068
Deferred income taxes	(28,489)	(1,350)	(5,587)
(Gain)/loss from convertible notes buyback		8,466	(4,312)
Gain on sale of claim against loaned shares		(369,153)
Changes in operating assets and liabilities:
(Increase)/decrease in notes receivables	(58,263)	271,254	(157,771)
(Increase)/decrease in accounts receivables from third party customers	847,518	(660,190)	(295,673)
Decrease /(increase) in accounts receivables from related party customers	(196,481)	(5,126)	133,257
Decrease /(increase) in inventories	(500,761)	(370,667)	261,324
Decrease in advance to third party suppliers	175,581	428,076	288,410
Decrease /(increase) in advance to related party suppliers	(2,586)	(56,005)	109,391
Decrease in other current assets	256,591	34,516	180,187
Increase in prepaid land use rights	(225,410)		(57,312)
Increase/(decrease) in accounts payable	598,716	608,442	(466,524)
(Decrease)/increase in tax payable	(80,819)	67,277	(89,614)
(Decrease)/increase in advance from customers	125,848	(243,402)	(165,270)
Increase in other payables	90,385	59,030	6,637
(Decrease)/increase in payroll and welfare payables	7,363	8,743	(41,682)
Increase/(decrease) in accrued expenses	(60,821)	73,620	90,145
Decrease in interest payable	(4,123)	(3,746)	(448)
Increase/(decrease) in amounts due to related parties	(6,019)	3,057	6,602
Decrease in other current liabilities			(29,808)
Increase in accrued warranty costs	44,671	35,475	47,474
Increase/(decrease) in other long-term liabilities	(6,063)	66,280	34,499
Net cash provided by operating activities	1,464,677	8,622	364,370
Cash flows from investing activities:
Purchase of property, plant and equipment	(381,657)	(526,236)	(2,203,723)
Proceeds from disposal of property, plant and equipment	3,668	4,711	5,041
Purchase of intangible assets	(5,561)	(2,702)	(196)
Investments in project assets	8,405
Government grants received	126,900	78,020	35,500
Proceeds from disposal of a subsidiary			82,268
Cash paid for investment in a joint venture			(96,211)
Cash acquired from acquisition of a subsidiary	45,109		127,720
Decrease/(increase) in restricted cash	(394,034)	(105,747)	23,961
Net cash used in investing activities	(613,980)	(629,974)	(2,061,140)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,534,339	1,974,577	1,933,478
Proceeds from long-term borrowings		538,000	3,510,208
Repurchase of convertible notes		(617,937)	(28,469)
Repayment of convertible notes	(740,027)
Proceeds from sales of claim against loaned shares		369,153
Proceeds from issuance of ordinary shares	128,529
Proceeds from issuance of ordinary shares upon exercise of warrants	143,107
Repurchase of ADS		(15,276)
Repayment of short-term borrowings	(1,411,716)	(1,535,478)	(1,446,403)
Repayment of long-term borrowings	(1,429,547)	(946,000)	(681,500)
Proceeds from exercise of stock options	3,389		23,075
Net cash provided by/(used in) financing activities	(1,771,926)	(232,961)	3,310,389
Effect of exchange rate changes on cash and cash equivalents	9,507	(3,317)	(14,009)
Net increase/(decrease) in cash and cash equivalents	(911,722)	(857,630)	1,599,610
Cash and cash equivalents at the beginning of the year	3,031,462	3,889,092	2,289,482
Cash and cash equivalents at the end of the year	2,119,740	3,031,462	3,889,092
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	300,282	243,332	170,467
Cash paid for income tax	84,377	40,007	200,839
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables	221,232	357,543	474,185
Issuance of ordinary shares relating to acquisition of a subsidiary			358,987
Project assets transferred from inventories	39,341